Loans, borrowings and debentures (Details 2 - Textuals) - Working capital R$ in Thousands				12 Months Ended
	Dec. 28, 2023 BRL (R$) Installments	Dec. 29, 2022 BRL (R$) Installments	May 24, 2022 BRL (R$) Installments	Dec. 31, 2023	Dec. 31, 2022
Loans and borrowings
Loans and borrowings, adjustment to interest rate basis				8.60%
Minimum
Loans and borrowings
Loans and borrowings, adjustment to interest rate basis					8.60%
Maximum
Loans and borrowings
Loans and borrowings, adjustment to interest rate basis					12.95%
Banco Votorantim S.A. | Zenvia Brazil
Loans and borrowings
Aggregate principal amount | R$			R$ 20,000
Borrowings, grace period			18 months
Number of monthly installments			30
Itaú Unibanco S.A. | Zenvia Brazil
Loans and borrowings
Borrowings, maturity		November 24, 2023
Aggregate principal amount | R$		R$ 14,000
Borrowings, grace period		8 months
Number of monthly installments		2
Itaú Unibanco S.A. | Zenvia Brazil | Minimum
Loans and borrowings
Borrowings, maturity		September 25, 2023
Interbank Deposit Certificate (CDI)
Loans and borrowings
Loans and borrowings, interest rate basis				100% CDI	100% CDI
Interbank Deposit Certificate (CDI) | Minimum
Loans and borrowings
Loans and borrowings, adjustment to interest rate basis				2.51%	2.40%
Interbank Deposit Certificate (CDI) | Maximum
Loans and borrowings
Loans and borrowings, adjustment to interest rate basis				6.55%	6.55%
Interbank Deposit Certificate (CDI) | Banco Votorantim S.A. | Zenvia Brazil
Loans and borrowings
Aggregate principal amount | R$	R$ 18,889
Borrowings, grace period	6 months
Number of monthly installments	30
Interbank Deposit Certificate (CDI) | Banco do Brasil S.A. | Zenvia Brazil
Loans and borrowings
Aggregate principal amount | R$	R$ 30,000
Borrowings, grace period	6 months
Number of monthly installments	36
Number of monthly installments of principal	30